                                               Filed Pursuant to Rule 497(c)
                                               Registration File No.: 333-85415



                        Supplement dated April 30, 2002,
                    to the Prospectus dated September 1, 2001
               as amended and supplemented through March 20, 2002

                                       of

                              CIF CORE EQUITY FUND
                            CIF SMALL CAP GROWTH FUND
                            CIF SMALL CAP VALUE FUND
                          CIF INTERNATIONAL EQUITY FUND

                                  Funds of the

                         COMMONFUND INSTITUTIONAL FUNDS
                                 (THE "COMPANY")
                               15 OLD DANBURY ROAD
                                  P.O. BOX 812
                               WILTON, CONNECTICUT
                                   06897-0812

                                ----------------

     The Prospectus is hereby amended and supplemented to reflect changes in the investment management team of Commonfund Asset Management Company, Inc. (the "Investment Manager"). Jeffrey A. Geller and Safia Mehta have left the employment of the Investment Manager. In addition, David J. Schofield has been appointed Managing Director and Fund Manager. Accordingly, the paragraphs describing Mr. Geller and Ms. Mehta under the section entitled "Investment Manager" on pages 19 and 20 are hereby deleted, and the following paragraph is added as the last paragraph on page 20.

      DAVID J. SCHOFIELD, Managing Director and Fund Manager of the Equity Team. Mr. Schofield joined the Investment Manager in February 2002. Prior to joining the Investment Manager, he served as Director, Investment Oversight, at Montgomery Asset Management from 2000 to 2001. Prior to that, he worked at Frank Russell Company as a Senior Equity Analyst researching and evaluating international/global investment managers from 1995 to 2000, and was an equity analyst for Dodge & Cox Investment Management from 1991 to 1995. Mr. Schofield has a B.A. in political science from the University of Pennsylvania, an M.B.A. in finance and marketing from J. L. Kellogg Graduate School of Management, Northwestern University and is a Chartered Financial Analyst.

                              ---------------------

     The Prospectus is also hereby amended and supplemented to reflect changes in the investment strategies utilized by the Sub-Advisers to the CIF Small Cap Growth Fund. Accordingly, the fourth paragraph under the section entitled "CIF Small Cap Growth Fund" on page 7 is hereby deleted and replaced with the following:

      The Investment Manager allocates the Fund's assets among selected Sub-Advisers, who in turn manage the Fund's assets on a day-to-day basis, subject to oversight by the Investment Manager. Artisan Partners, Limited Partnership ("Artisan"), CapitalWorks Investment Partners ("CapitalWorks Investment"), Constitution Research & Management, Inc. ("Constitution Research"), and Veredus Asset Management, LLC ("Veredus") serve as Sub-Advisers to the Fund. Each Sub-Adviser selects investments for its portion of the Fund based on its own investment style and strategy. Artisan seeks to invest in small growth companies that are well managed and whose stock prices do not fully reflect their intrinsic value, but may be inadequately followed by institutional research analysts. CapitalWorks Investment primarily focuses on quantitative research in a real time setting to identify small capitalization companies exhibiting earnings growth and acceleration, positive relative price strength, and attractive relative/absolute valuations. Constitution Research utilizes a bottom-up fundamental research approach to identify small companies that have innovative products, rapid growth potential and are financially sound. Veredus employs bottom-up and top-down strategies to find companies with strong asset growth and accelerating rates of return in excess of their cost of capital.

                              ---------------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                        Supplement dated April 30, 2002,
                    to the Prospectus dated September 1, 2001
              as amended and supplemented through January 14, 2002

                                       of

                         CIF INFLATION-INDEXED BOND FUND
                             CIF SHORT DURATION FUND
                           CIF LOW DURATION BOND FUND
                             CIF CORE PLUS BOND FUND

                                  Funds of the

                         COMMONFUND INSTITUTIONAL FUNDS
                                 (THE "COMPANY")
                               15 OLD DANBURY ROAD
                                  P.O. BOX 812
                               WILTON, CONNECTICUT
                                   06897-0812

     The Prospectus is hereby amended and supplemented to reflect changes in the investment management team of Commonfund Asset Management Company, Inc. (the "Investment Manager"). Jeffrey A. Geller has left the employment of the Investment Manager. Accordingly, the paragraph describing Mr. Geller under the section entitled "Investment Manager" on page 19 of the prospectus is hereby deleted.


                              ---------------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE